Earnings Per Share - Reconciliation of Basic and Diluted Earnings (Loss) Per Share (Parenthetical) (Detail) shares in Millions	3 Months Ended
Mar. 31, 2017 shares
Stock Options [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti dilutive securities	0.1